CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 434,094,000	$ 260,892,000	$ 93,811,000
Cost of revenue:
Platform commissions	(117,229,000)	(75,163,000)	(28,766,000)
Game operation cost	(18,945,000)	(17,390,000)	(15,727,000)
Selling and marketing expenses	(270,167,000)	(165,756,000)	(82,180,000)
General and administrative expenses	(23,031,000)	(3,689,000)	(2,611,000)
Share listing expense	(125,438,000)
Total costs and expenses, excluding depreciation and amortization	(554,810,000)	(261,998,000)	(129,284,000)
Depreciation and amortisation	(2,540,000)	(561,000)	(286,000)
Loss from operations	(123,256,000)	(1,667,000)	(35,759,000)
Net finance income	6,939,000	1,778,000	240,000
(Loss)/profit before income tax	(116,317,000)	111,000	(35,519,000)
Income tax expense	(1,127,000)	(862,000)	(7,000)
Loss for the year, net of tax	(117,444,000)	(751,000)	(35,526,000)
Loss attributable to equity holders of the Company	(117,455,000)	(751,000)	(35,526,000)
Loss attributable to non-controlling interest	11,000
Other comprehensive income/(loss)	11,000	15,000	(3,000)
Total comprehensive loss for the year, net of tax	(117,433,000)	(736,000)	(35,529,000)
Comprehensive loss attributable to equity holders of the Company	(117,444,000)	$ (736,000)	$ (35,529,000)
Comprehensive loss attributable to non-controlling interest	$ 11,000
Loss per share:
Basic and diluted earnings/(loss) per share, US$	$ (0.64)	$ 0.00	$ (0.20)